Quarterly Financial Data (Unaudited) - Quarterly Charges and Items Affecting Comparability (Details) - USD ($)	3 Months Ended						12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017
Quarterly Data
Net earnings related to tax reform legislation							$ 37,423,000
Gas-fired power plant projects | U.S.
Quarterly Data
Effect of forecast revision on estimated project cost	$ 41,000,000		$ 194,000,000	$ 25,000,000
Effect of forecast revision on estimated project cost, in dollars per diluted share	$ 0.19		$ 0.89	$ 0.11
Downstream project | U.S.
Quarterly Data
Effect of forecast revision on estimated project cost	$ 29,000,000	$ 9,000,000	$ 6,000,000
Effect of forecast revision on estimated project cost, in dollars per diluted share	$ 0.13	$ 0.04	$ 0.03
Net earnings related to tax reform legislation	$ 37,000,000
Net earnings related to tax reform legislation, in dollars per diluted share	$ 0.27
Petrochemicals project | U.S.
Quarterly Data
Effect of forecast revision on estimated project cost					$ 241,000,000	$ 24,000,000
Effect of forecast revision on estimated project cost, in dollars per diluted share					$ 1.10	$ 0.10